November 25, 2003



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Select Equity Trust (the "Trust")
         Evergreen Equity Index Fund
         Evergreen Strategic Value Fund
         File Nos. 333-36047/811-08363

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Supplement to the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Supplement to the Statement of Additional Information contained in the Trust's most recent post-effective amendment Post-Effective Amendment No. 26 to Registration Statement No. 333-36047/811-08363) (the "Amendment"); and
(ii) the text of the Amendment was filed electronically via EDGAR on November 24, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3626.

                                            Very truly yours,

                                           /s/ Cathleen M. Livingstone

                                           Cathleen M. Livingstone